UNITED STATES
        SECURITIES AND EXHANGE COMMISSION
          Washington, D.C.  20549

                 FORM 13F

          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.): [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional INvestment Manager Filing this Report:

Name:       Rittenhouse Financial Services, Inc.
Address:    #2 Radnor Corporate Center, Suite 400
            Radnor, PA  19087

13F File Number:  23-2119472

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered intergral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Catherine T. Reese
Title:         Chief Compliance Officer
Phone:         610-254-9600
Signature, Place, and Date of Signing:

     Catherine T. Reese      Radnor, Pennsylvania    November 13, 2000

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13 COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQURED BY THE SECURITIES EXCHANGE
ACT OF 1934

                             FORM 13F SUMMARY PAGE
                              AS OF DATE: 03/31/01
                         RUN DATE: 04/26/01 10:31 P.M.


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   65

FORM 13F INFORMATION TABLE VALUE TOTAL:   $13,949,790,000



LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

                                                     FORM 13F INFORMATION TABLE
                                                        AS OF DATE: 03/31/01

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

ALBERTSONS INC                 COM              013104104     3787   119001 SH       SOLE                    94501        0    24500
AMERICAN HOME PRODS CORP       COM              026609107     1673    28480 SH       SOLE                    17600        0    10880
AMERICAN INTL GROUP INC        COM              026874107   733863  9116314 SH       SOLE                  7409467        0  1706846
AMGEN INC                      COM              031162100   554321  9209902 SH       SOLE                  7588191        0  1621711
ANHEUSER BUSCH COS INC         COM              035229103      908    19762 SH       SOLE                    19722        0       40
AUTOMATIC DATA PROCESSING      COM              053015103   633720 11653550 SH       SOLE                  9373485        0  2280065
AVAYA INC COM                  COM              053499109      370    28445 SH       SOLE                      273        0    28172
BP AMOCO ADS                   COM              055622104      911    18359 SH       SOLE                    16773        0     1586
BANK OF AMERICA                COM              060505104      347     6331 SH       SOLE                     6175        0      156
BERKSHIRE HATHAWAY INC DEL CL  COM              084670207      339      156 SH       SOLE                       21        0      135
BRISTOL MYERS SQUIBB CO        COM              110122108   584362  9837748 SH       SOLE                  8125702        0  1712047
CARDINAL HEALTH INC COM        COM              14149Y108   450207  6979947 SH       SOLE                  5930931        0  1049016
CISCO SYS INC                  COM              17275R102   226076 14297298 SH       SOLE                 11756226        0  2541072
CITIGROUP INC.                 COM              172967101     1288    28634 SH       SOLE                    23807        0     4827
CITIZENS COMMUNICATIONS CO COM COM              17453B101      128    10145 SH       SOLE                        0        0    10145
COCA COLA CO                   COM              191216100   563284 12473066 SH       SOLE                 10166815        0  2306251
COLGATE PALMOLIVE CO           COM              194162103   719687 13023653 SH       SOLE                 10657517        0  2366136
DISNEY WALT PRODUCTIONS        COM              254687106   284460  9946142 SH       SOLE                  7970805        0  1975337
DOLLAR GEN CORP COM            COM              256669102    17407   851593 SH       SOLE                   837943        0    13650
DU PONT E I DE NEMOURS CO      COM              263534109      533    13108 SH       SOLE                    12465        0      643
EMC CORP MASS                  COM              268648102   234726  7983868 SH       SOLE                  6486164        0  1497704
EMERSON ELEC CO                COM              291011104     1201    19370 SH       SOLE                    17400        0     1970
EXXON MOBIL CORPORATION        COM              30231G102     1379    17027 SH       SOLE                    11737        0     5290
FANNIE MAE                     COM              313586109   659380  8283662 SH       SOLE                  6751442        0  1532220
FIRST UNION CORP               COM              337358105      328     9944 SH       SOLE                     2106        0     7838
FOREST LABS INC                COM              345838106     1498    25295 SH       SOLE                    24565        0      730
GENERAL ELEC CO                COM              369604103   723317 17279438 SH       SOLE                 14100358        0  3179080
GILLETTE CO                    COM              375766102      254     8150 SH       SOLE                     7150        0     1000
GLAXO PLC SPONSORED ADR/ORD SH COM              37733W105      238     4545 SH       SOLE                     4545        0        0
HEWLETT PACKARD CO             COM              428236103    11392   364298 SH       SOLE                    29502        0   334796
HOME DEPOT INC                 COM              437076102   535518 12425002 SH       SOLE                 10107000        0  2318003
INTEL CORP                     COM              458140100     9134   347126 SH       SOLE                    33310        0   313816
INTERNATIONAL BUSINESS MACHINE COM              459200101   375129  3900281 SH       SOLE                  3184153        0   716128
J.P. MORGAN CHASE & CO         COM              46625H100      710    15820 SH       SOLE                     3351        0    12469
JOHNSON & JOHNSON              COM              478160104      679     7763 SH       SOLE                     6623        0     1140
LILLY ELI & CO                 COM              532457108     1032    13465 SH       SOLE                    13465        0        0
LOWES CO                       COM              548661107     6472   110720 SH       SOLE                   110720        0        0
LUCENT TECHNOLOGIES INC COM    COM              549463107     3386   339590 SH       SOLE                     2240        0   337350
MBNA CORP                      COM              55262L100   343648 10382119 SH       SOLE                  8412848        0  1969271
MCDATA CORP CL A               COM              580031201      239    12641 SH       SOLE                     1332        0    11309
MEDTRONIC INC                  COM              585055106   492157 10759886 SH       SOLE                  8801099        0  1958787
MERCK & CO INC                 COM              589331107   522589  6885229 SH       SOLE                  5547721        0  1337508
MICROSOFT CORP                 COM              594918104   437277  7995914 SH       SOLE                  6512991        0  1482923
MINNESOTA MNG & MFG CO         COM              604059105      339     3265 SH       SOLE                     2665        0      600
MOLEX INC COM                  COM              608554101     1798    50955 SH       SOLE                    50955        0        0
MOTOROLA INC                   COM              620076109      481    33765 SH       SOLE                    33765        0        0
NOKIA CORP SPONSORED ADR       COM              654902204   218032  9084674 SH       SOLE                  7493178        0  1591496
ORACLE SYS CORP COM            COM              68389X105   139689  9325018 SH       SOLE                  7600054        0  1724964
PAYCHEX INC COM                COM              704326107      596    16083 SH       SOLE                     9757        0     6326
PEPSICO INC                    COM              713448108      579    13168 SH       SOLE                    10798        0     2370
PFIZER INC                     COM              717081103   775687 18942291 SH       SOLE                 15428704        0  3513587
PROCTER & GAMBLE CO            COM              742718109      259     4145 SH       SOLE                     3345        0      800
SBC COMMUNICATIONS, INC        COM              78387G103     1390    31153 SH       SOLE                    30975        0      178
SCHERING PLOUGH CORP           COM              806605101   371362 10165936 SH       SOLE                  8298885        0  1867051
SOLECTRON CORP COM             COM              834182107      190    10004 SH       SOLE                     8994        0     1010
STATE STR CORP                 COM              857477103   446977  4785621 SH       SOLE                  3907167        0   878454
SUN MICROSYSTEM INC            COM              866810104   146083  9504423 SH       SOLE                  7789910        0  1714513
TEXAS INSTRUMENTS INC          COM              882508104   411200 13273083 SH       SOLE                 10928848        0  2344235
TYCO INTL LTD NEW COM          COM              902124106   484064 11197404 SH       SOLE                  9226250        0  1971154
UNITED TECHNOLOGIES CORP       COM              913017109      339     4625 SH       SOLE                     4625        0        0
VERIZON COMMUNICATIONS         COM              92343V104     1164    23602 SH       SOLE                    23581        0       21
WAL MART STORES INC            COM              931142103   396039  7842358 SH       SOLE                  6332606        0  1509752
WALGREEN COMPANY               COM              931422109   723705 17737871 SH       SOLE                 14475645        0  3262226
WELLS FARGO NEW                COM              949746101   684420 13835042 SH       SOLE                 11318889        0  2516153
WORLDCOM INC                   COM              98157D106     6043   323352 SH       SOLE                     2257        0   321095